Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of Inventories
	December 31,	December 31,
	2022	2021

Concentrates	$1,694	$1,929
Finished goods	368	-
In-circuit work in progress	205	886
Ore on leach pads	-	1,515
Ore stockpiles	898	526
Spare parts and supplies	5,670	5,153
	8,835	10,009

Long-term ore on leach pads	-	6,505
Long-term ore stockpiles	-	1,395
	-	7,900

	$8,835	$17,909